Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount						Fair value
	2018		2017		2016		2018		2017		2016
Assets
Derivative financial instruments	Ps.	62,440	Ps.	497,403	Ps.	867,809	Ps.	62,440	Ps.	497,403	Ps.	867,809

Liabilities
Financial debt		(3,506,834)		(3,476,742)		(1,988,181)		(3,515,550)		(3,481,741)		(1,988,445)
Derivative financial instruments		(122,948)		—		(14,144)		(122,948)		—		(14,144)
Total	Ps.	(3,567,342)	Ps.	(2,979,339)	Ps.	(1,134,516)	Ps.	(3,576,058)	Ps.	(2,984,338)	Ps.	(1,134,780)

The following table summarizes the fair value measurements at December 31, 2018:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	48,199	Ps.	—	Ps.	48,199
Foreign currency forward		—		14,241		—		14,241
Liabilities
Derivatives financial instruments:
Jet fuel Asian Zero-Cost collars options contracts*		—		(122,948)		—		(122,948)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(3,515,550)		—		(3,515,550)
Net	Ps.	—	Ps.	(3,576,058)	Ps.	—	Ps.	(3,576,058)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2017:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	497,403	Ps.	—	Ps.	497,403
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(3,481,741)		—		(3,481,741)
Net	Ps.	—	Ps.	(2,984,338)	Ps.	—	Ps.	(2,984,338)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2016:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	867,809	Ps.	—	Ps.	867,809
Liabilities
Derivatives financial instruments:
Interest rate swap contracts**		—		(14,144)		—		(14,144)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(1,988,445)		—		(1,988,445)
Net	Ps.	—	Ps.	(1,134,780)	Ps.	—	Ps.	(1,134,780)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations and comprehensive income

Instrument	Financial statements line	2018		2017		2016
Jet fuel Asian call options contracts	Fuel	Ps.	(402,493)	Ps.	26,980	Ps.	305,166
Foreign currency forward	Aircraft and engine rent expenses		(52,516)		11,290		—
Interest rate swap contracts	Aircraft and engine rent expenses		—		13,827		48,777
Total		Ps.	(455,009)	Ps.	52,097	Ps.	353,943

The following table summarizes the net (loss) gain on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2018, 2017 and 2016:

Consolidated statements of other comprehensive (loss) income

	Financial
Instrument	statements line	2018		2017		2016
Jet fuel Asian call options Contracts	OCI	Ps.	(174,984)	Ps.	(54,202)	Ps.	583,065
Jet fuel Zero cost collars	OCI		(122,948)		—		—
Interest rate swap contracts	OCI		—		14,144		41,629
Foreign currency forward	OCI		14,241		(2,090)		—
Total (Note 22)		Ps.	(283,691)	Ps.	(42,148)	Ps.	624,694